Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	July 2011
Distribution Date	08/15/11
Transaction Month	11
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$178,310,136.74	0.6678282	$151,921,497.67	0.5689944	$26,388,639.07
Class A-3 Notes	$419,000,000.00	1.0000000	$419,000,000.00	1.0000000	$-
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$815,610,136.74	0.6963290	$789,221,497.67	0.6737996	$26,388,639.07

Weighted Avg. Coupon (WAC)	4.60%		4.59%
Weighted Avg. Remaining Maturity (WARM)	51.72		50.85
Pool Receivables Balance	$972,263,148.05		$940,390,827.14
Remaining Number of Receivables	65,962		64,659

Adjusted Pool Balance	$946,293,419.03		$915,429,513.68

III. COLLECTIONS

Principal:
Principal Collections					$30,750,964.22
Repurchased Contract Proceeds Related to Principal					$-
Recoveries/Liquidation Proceeds					$610,209.37
Total Principal Collections					$31,361,173.59

Interest:
Interest Collections					$3,650,029.67
Late Fees & Other Charges					$45,486.99
Interest on Repurchase Principal					$-
Total Interest Collections					$3,695,516.66

Collection Account Interest					$2,542.66
Reserve Account Interest					$566.28
Servicer Advances					$-

Total Collections					$35,059,799.19

Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	July 2011
Distribution Date	08/15/11
Transaction Month	11
30/360 Days	30
Actual/360 Days	31
IV. DISTRIBUTIONS

Total Collections					$35,059,799.19
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$35,059,799.19
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$810,219.29		$810,219.29	$810,219.29
Collection Account Interest					$2,542.66
Late Fees & Other Charges					$45,486.99
Total due to Servicer					$858,248.94

3. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$84,697.31		$84,697.31
Class A-3 Notes		$338,691.67		$338,691.67
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$719,913.15		$719,913.15	$719,913.15

Available Funds Remaining:					$33,481,637.10

4. Principal Distribution Amount:					$26,388,639.07

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$26,388,639.07
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		26,388,639.07		$26,388,639.07
Total Noteholders Principal				$26,388,639.07

5. Available Amounts Remaining to reserve account					7,092,998.03

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					7,092,998.03

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$25,969,729.02
Beginning Period Amount	$25,969,729.02
Current Period Amortization	$1,008,415.56
Ending Period Required Amount	$24,961,313.46
Ending Period Amount	$24,961,313.46
Next Distribution Date Required Amount	$23,972,761.00

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$7,092,998.03
Current Period Release to Depositor	$7,092,998.03
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$130,683,282.29	$126,208,016.01	$126,208,016.01
Overcollateralization as a % of Adjusted Pool		13.81%	13.79%	13.79%

Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	July 2011
Distribution Date	08/15/11
Transaction Month	11
30/360 Days	30
Actual/360 Days	31
VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.81%	63,891	98.89%	$929,958,436.79
30 - 60 Days	0.93%	602	0.86%	$8,081,154.91
61 - 90 Days	0.21%	137	0.21%	$1,999,942.11
91 + Days	0.04%	29	0.04%	$351,293.33
		64,659		$940,390,827.14
Total
Delinquent Receivables 61 + days past due	0.26%	166	0.25%	$2,351,235.44
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.22%	144	0.19%	$1,864,368.06
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.23%	152	0.19%	$1,895,667.31
Three-Month Average Delinquency Ratio	0.23%		0.21%

Repossession in Current Period		54		$895,942.96
Repossession Inventory		70		$718,711.47

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,121,356.69
Recoveries				$(610,209.37)
Net Charge-offs for Current Period				$511,147.32

Beginning Pool Balance for Current Period				$972,263,148.05

Net Loss Ratio				0.63%
Net Loss Ratio for 1st Preceding Collection Period				0.44%
Net Loss Ratio for 2nd Preceding Collection Period				0.10%
Three-Month Average Net Loss Ratio for Current Period				0.39%

Cumulative Net Losses for All Periods				$3,351,491.37
Cumulative Net Losses as a % of Initial Pool Balance				0.25%

Principal Balance of Extensions				$3,908,603.44
Number of Extensions				224